Finance Income and Finance Expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Income And Finance Expense [Abstract]
Interest income	SFr 17,882		SFr 53,570
Net foreign currency exchange gain	1,343,153	1,103,067	1,912,681
Revaluation gain from derivative financial instruments	663,725	1,350,071	3,372,186
Total finance income	2,024,760	2,453,138	5,338,437
Interest expense (incl. Bank charges)	28,628	1,070,177	1,640,394
Net foreign currency exchange loss	1,562,725	1,242,938	2,737,273
Total finance expense	1,591,353	2,313,115	4,377,667
Finance income, net	SFr 433,407	SFr 140,023	SFr 960,770